Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	3 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 88,133		$ 107,564
Rate increase on funds invested	26		32
Rate decrease on funds invested	$ (26)		$ (32)
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.00%	0.00%	0.00%	0.00%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.00%	0.00%	0.00%	0.00%
Rate increase	0.03%	0.03%	0.03%	0.03%
Rate decrease	0.03%	0.03%	0.03%	0.03%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		0		0
Rate decrease on funds invested		$ 0		$ 0
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.20%	0.20%	0.24%	0.24%
Rate increase	0.22%	0.22%	0.26%	0.26%
Rate decrease	0.18%	0.18%	0.22%	0.22%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	0.20%	0.20%	0.24%	0.24%
Rate increase	0.22%	0.22%	0.26%	0.26%
Rate decrease	0.18%	0.18%	0.22%	0.22%